Property and equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property and equipment
Property and equipment, net	$ 586,115	$ 751,693
Leasehold improvements
Property and equipment
Property and equipment, net	498,813	591,525
Furniture, fittings and equipment
Property and equipment
Property and equipment, net	$ 87,302	$ 160,168